Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2017 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Principle subsidiaries of the Company:

Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of utility products and related services, mobile entertainment services

Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The People’s Republic of China (“PRC”)	100%	Investment holding, research and development and provision of utility products and related services

Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of mobile entertainment services and research and development of online applications

Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of utility products and related service

Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of utility products and related services, mobile entertainment services and research and development services

Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of utility products and related services

Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of utility products and related services

Chongqing Calendar Technology Co., Ltd. (“Chongqing Calendar”)	December 3, 2014	The PRC	100%	Provision of utility products and related services

Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

MobPartner SAS (“MobPartner”)	February 23, 2010	France	100%	Provision of utility products and related services

Principle subsidiaries of the Company:

Moxiu Technology (Beijing) Co., Ltd. (“Moxiu Technology”)	June 12, 2008	The PRC	51.58%	Provision of mobile application development and utility products and related services

Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of utility products and related services and mobile entertainment services

Live.me Inc. (“Live.me”)	September 19, 2016	Cayman	52.1%	Investment holding

Hong Kong Live.Me Corporation Limited (“Hong Kong Live.Me”)	October 17, 2016	Hong Kong	100%	Provision of mobile entertainment services

Taiwan Cheetah Mobile Corp (“Taiwan Cheetah”)	January 21, 2016	Taiwan	100%	Sale of electronic products

Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	46.1%	Provision of utility products and related services

Beijing Lewo Wuxian Technology Co., Ltd.	December 14, 2016	The PRC	100%	Provision of research and development services

Baomi Information Technology (Shanghai) Co.,Ltd. (“Baomi Technology”)	January 26, 2014	The PRC	50.52%	Sale of air purifiers

Cheetah Mobile Hong Kong Limited (“Cheetah Mobile Hong Kong”)	February 24, 2016	Hong Kong	100%	Investment holding

VIEs

Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant

Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of mobile entertainment services

Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of utility products and related services, mobile entertainment services

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Cash and cash equivalents	40,485	48,414	7,441
Restricted cash	3,480	19,374	2,978
Short-term investments	26,250	—	—
Accounts receivable	18,027	20,807	3,198
Prepayments and other current assets	147,670	152,508	23,440
Due from related parties	272,740	276,729	42,532
Deferred tax assets	7,324	—	—

Total current assets	515,976	517,832	79,589

Property and equipment, net	45,544	28,560	4,390
Intangible assets, net	7,085	4,575	703
Goodwill	962	962	148
Investment in equity investees	34,740	29,149	4,480
Other long-term investments	62,565	75,743	11,641
Other non-current assets	2,833	2,733	420
Deferred tax assets	11,002	18,397	2,828

Total non-current assets	164,731	160,119	24,610

Total assets	680,707	677,951	104,199

Accounts payable	27,111	23,654	3,636
Accrued expenses and other current liabilities	105,445	91,097	14,001
Due to related parties (i)	420,219	407,326	62,605
Income tax payable	779	1,468	226

Total current liabilities	553,554	523,545	80,468

Other non-current liabilities	1,304	4,134	635
Total non-current liabilities	1,304	4,134	635

Total liabilities	554,858	527,679	81,103

(i)	As of December 31, 2016 and 2017, the balances due to related parties of the VIEs mainly represented amounts due to subsidiaries of the Group of RMB413,067 and RMB390,139 (US$59,963), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs

The financial performance and cash flows of the VIEs as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues	1,817,642	517,926	369,247	56,752
Cost of revenues	1,338,932	342,979	232,500	35,735
Net (loss) income	(43,325)	(7,680)	22,327	3,432
Net cash provided by (used in) operating activities	110,090	(65,187)	(15,924)	(2,447)
Net cash (used in) provided by investing activities	(31,043)	(42,489)	23,853	3,666
Net cash used in financing activities	(588)	—	—	—